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The Gabelli Healthcare & WellnessRx Trust

Securities and Exchange Commission
450 F Street, NE
Washington, DC 20549

Re:	The Gabelli Healthcare & WellnessRx Trust (File No. 333-140966)
Ladies and Gentlemen:
          In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the form of Proxy Statement and Prospectus that would have been filed pursuant to Rule 497(b) under the Securities Act for the above captioned Trust does not differ from that contained in Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-14. Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-14 was filed electronically on April 19, 2007.
Very truly yours,

By:	/s/ Agnes Mullady
Name:	Agnes Mullady
Title:	President and Treasurer